Summary of significant accounting policies, estimates and judgments	9 Months Ended
Jul. 31, 2022
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Summary of significant accounting policies, estimates and judgments

Note 2 Summary of significant accounting policies, estimates and judgments
The Condensed Financial Statements have been prepared using the same accounting policies and methods used in the preparation of our audited 2021 Annual Consolidated Financial Statements. Our significant accounting policies and future changes in accounting policies and disclosures that are not yet effective for us are described in Note 2 of our audited 2021 Annual Consolidated Financial Statements.
Interest Rate Benchmark Reform
On May 16, 2022, Refinitiv Benchmark Services (UK) Limited (RBSL), the administrator of the Canadian Dollar Offered Rate (CDOR), announced that the calculation and publication of all tenors of CDOR will permanently cease immediately following a final publication on June 28, 2024. The cessation announcement triggered fallback provisions related to our CDOR-linked products, including certain loans, bonds, and derivatives, and defined the dates of their transition to alternative benchmark rates. The fixed spreads to be used in the transition to the relevant alternative benchmark rate for each CDOR setting were also defined for certain of our CDOR-linked products as a result of the announcement.
Progress in and risks arising from the transition to alternative benchmark interest rates
Our transition from CDOR to alternative benchmark interest rates will be managed within our existing comprehensive enterprise-wide program and governance structure used as part of the ongoing interest rate benchmark reform. For further details related to our existing transition program, refer to Note 2 of our 2021 Annual Report.
Hedging relationships impacted by interest rate benchmark reform
The following table presents the notional amount of our hedging instruments which reference CDOR that will expire after June 28, 2024 as at November 1, 2021, which represent our opening balances for the annual period ending on October 31, 2022. Changes in our exposures during the period did not result in significant changes to the risks arising from transition since November 1, 2021. The notional amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

As at November 1, 2021
(Millions of Canadian dollars)	Notional amounts
Interest rate contracts
CDOR	$76,931
Total return swaps
CDOR	390
$77,321
Financial instruments referencing CDOR that have yet to transition to alternative benchmark interest rates
The following tables show our significant exposures to financial instruments referencing CDOR that have yet to transition to alternative benchmark interest rates and are maturing after June 28, 2024 as at November 1, 2021, which represent our opening balances for the annual period ending on October 31, 2022. Changes in our exposures during the period did not result in significant changes to the risks arising from transition since November 1, 2021. In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our CDOR transition plans.

	As at November 1, 2021
(Millions of Canadian dollars)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional

CDOR (3)	$9,226	$14,797	$1,460,770

(1)	Non-derivative assets represent the drawn outstanding balance of Loans and Customers’ liability under acceptances and the fair value of Securities.
(2)	Non-derivative liabilities represent Subordinated debentures, Deposits and Acceptances.
(3)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.
The following table presents the undrawn balances of loan commitments referencing CDOR.

(Millions of Canadian dollars)	As at November 1, 2021
Authorized and committed undrawn commitments
CDOR (1), (2)	$15,644

(1)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.
(2)	Undrawn commitments exclude amounts related to drawn outstanding balances, which in certain cases may include extension options.